OTHER LOSS (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Components of Other Non-Operating Expense [Line Items]
Cash considerations received for sale of subsidiaries				¥ 13,901,000
Other loss				¥ 535,000
Zaozhuang Nepstar Chain Co., Ltd. ("Zaozhuang Nepstar") [Member]
Components of Other Non-Operating Expense [Line Items]
Cash considerations received for sale of subsidiaries	¥ 1
Ownership percentage of subsidiaries transferred	100.00%
Other loss	¥ 535,000